25 SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Thousands			12 Months Ended
		Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Net income / (loss) for the year		R$ 1,000,000	R$ 2,244,511	R$ 5,200,583	R$ 111,229
Income tax and social contribution			833,778	(250,334)	(409,109)
Profit (Loss) before income taxes			1,410,733	5,450,917	520,338
Equity in results of affiliated companies (note 8b)			125,715	135,706	109,111
Proportionate EBITDA of joint ventures			510,072	568,045	538,170
Adjusted EBITDA			7,251,059	5,848,669	4,644,447
In Accordance with IFRS 8 [Member]
Disclosure of fair value measurement of assets [line items]
Net income / (loss) for the year			2,244,511	5,200,583	111,229
Depreciation / amortization / depletion (note 22)			1,421,704	1,175,107	1,408,765
Income tax and social contribution			(833,778)	250,334	409,109
Financial income / (expenses) (note 24)			2,131,184	1,495,643	2,463,627
Profit (Loss) before income taxes			4,963,621	8,121,667	4,392,730
Other operating (income) / expenses (note 23)			1,903,081	(2,705,337)	(177,342)
Equity in results of affiliated companies (note 8b)			(125,715)	(135,706)	(109,111)
Proportionate EBITDA of joint ventures			510,072	568,045	538,170
Adjusted EBITDA	[1]		R$ 7,251,059	R$ 5,848,669	R$ 4,644,447

[1]	The Company discloses its adjusted EBITDA net of its share of investments and other operating income (expenses) because it understands that these should not be included in the calculation of recurring operating cash generation.